Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment arrangements [Abstract]
Summary of Share-based Compensation Expense Recognized
The following table presents the share-based compensation expense recognized by the Group for the years ended December 31, 2024, 2023 and 2022.

		At December 31,
(€ thousands)		2024	2023	2022
CEO
CEO 2022-2024 PSUs	(a)	(452)	4,266	6,789
CEO IPO PSUs	(b)	—	840	840
Management
2024-2026 PSUs	(c)	557	—	—
2022-2024 PSUs	(d)	3,332	4,062	2,816
2023 RSUs	(e)	1,458	499	—
2022-2025 RSUs	(f)	1,216	1,456	1,046
Management IPO PSUs	(g)	—	1,300	1,297
Non-executive Directors
Non-Executive Directors’ Remuneration in Shares	(h)	759	795	791
Other share-based payments	(i)	1,602	6,562	—
Total		8,472	19,780	13,579

Schedule of Changes In Number Of Outstanding Awards
The following table summarizes the changes in the number of outstanding number awards under the Group’s equity incentive arrangements.

	CEO		Management
			PSUs		RSUs		IPO
	2022-2024 PSUs	IPO PSUs	2024-2026 PSUs	2022-2024 PSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
Outstanding awards at December 31, 2022	2,520,000	600,000	—	1,366,050	—	585,450	880,000
Granted	—	—	—	114,800	170,000	49,200	—
Forfeited	(252,000)	—	—	—	—	—	—
Vested(1)	(588,000)	(600,000)	—	—	—	—	(880,000)
Outstanding awards at December 31, 2023	1,680,000	—	—	1,480,850	170,000	634,650	—
Granted	—	—	518,350	—	17,000	—	—
Forfeited	(252,000)	—	(21,450)	(95,200)	—	(54,600)	—
Vested(1)	(588,000)	—	—	—	(127,000)	—	—
Outstanding awards at December 31, 2024	840,000(2)	—	496,900	1,385,650(3)	60,000	580,050	—
______________________
(1)The shares delivered or to be delivered as a result of vesting of the awards have been or will be provided from treasury shares held by the Company.
(2)On March 26, 2025, the Board determined the level of achievement of the performance conditions under the CEO 2022-2024 PSUs in 2024. As a result of such determination, 368,943 Ordinary Shares vested and will be delivered to Gildo Zegna in due course, and there are no remaining awards outstanding.
(3)On March 26, 2025, the Board determined the level of achievement of the performance conditions under the 2022-2024 PSUs in 2024. As a result of such determination, 1,140,546 Ordinary Shares vested and will be delivered to the recipients in due course, and there are no remaining awards outstanding.

Schedule of Key Assumptions Used In Valuation
The following table summarizes the fair value for accounting purposes of the share-based payment awards at the respective grant dates and the key valuation assumptions used.

	CEO		Management
			PSUs		RSUs		IPO
	(a)	(b)	(c)	(d)	(e)	(f)	(g)
	2022-2024 PSUs	IPO PSUs	2024-2026 PSUs	2022-2024 PSUs	2023 RSUs	2022-2025 RSUs	Management IPO PSUs
Fair value	€7.43 - €9.13	€5.77 - €6.93	€3.04 - €6.79	€8.68 - €11.52	€10.25 - €12.95	€8.62 - €11.40	€6.18 - €7.35

Grant date share price	€7.43 - €9.13	$10.48	$7.67	$9.71 - $12.68	€10.30 - €12.95	$9.71 - $12.68	$10.48
Expected volatility(1)	30.00% - 40.00%	30.00%	41.77%	35.00% - 37.50%			30.00%
Dividend yield	0.00%	0.00%	1.62%	0.90% - 1.24%	0.80% - 1.17%	0.90% - 1.24%	0.00%
Risk-free rate	0.00%	0.73%	4.13%	1.96% - 4.86%	4.93% - 5.46%	2.07% - 4.05%	0.73%
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(1)Based on the historical and implied volatility of a group of comparable companies